Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during 2022	188,306,717
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	17,700,000
Certificates of Contribution “A” as of June 30, 2023	Ps.	1,047,292,293

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2023 totaled Ps. 17,700,000 and were designated for the construction of the Olmeca Refinery in Dos Bocas, for the strengthening of Fertilizers chain and the rehabilitation plan of the National Refining System, as follows:

Date	Construction of the Olmeca Refinery		Strengthening of Fertilizers chain	Rehabilitation Plan of the refineries
January 19	Ps.	—	600,000	—
January 30	—		600,000	—
February 23	6,000,000		—	—
March 16	—		—	10,500,000
Total	Ps.	6,000,000	1,200,000	10,500,000